Financial Risk Management - Net Borrowing-to-Equity Ratio (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total borrowings	₩ 20,209,270	₩ 21,063,657
Less: Cash and cash equivalents	2,643,865	2,612,530
Net borrowings	17,565,405	18,451,127
Total equity	₩ 46,672,614	₩ 47,326,725	₩ 45,765,269	₩ 45,013,201
Net borrowings-to-equity ratio	37.64%	38.99%